Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
At December 31, 2014 and 2013, we had the following balances with related parties, which have been included in the consolidated balance sheets:

	As of	For the period from March 20, 2013 (date of inception) to
	December 31, 2014	December 31, 2013
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool (1)	$8,482	$—
Scorpio Ultramax Pool (1)	2,460	—
Scorpio Tankers(6)	31,277	—
SSM (3)	154	—
Total due from related parties-current	$42,373	$—

Due from related parties non-current:
Scorpio Kamsarmax Pool (1)	$3,272	$—
Scorpio Ultramax Pool (1)	2,033	—
Total due from related parties non-current	$5,305	$—
Liabilities
Due to related parties-current:
SUK (5)	$44	$—
SSM (3)	1,131	—
SSH (4)	56	—
Total due from related parties-current	$1,231	$—
December 31, 2014 and 2013,we had the following balances with related parties, which have been included in the consolidated statement of operations:

	For the year ended December 31,
	2014	2013
Vessel revenue
Scorpio Kamsarmax Pool (1)	$34,986	$—
Scorpio Ultramax Pool (1)	10,196	—
SCM (2)	31	—
Total vessel revenue	$45,213	$—
Vessel operating cost:
SSM (3)	$122	$—
General and administrative expense:
SCM (2)	148	—
SSM (3)	51	—
SSH (4)	56	—
SUK (5)	717	—
Total general and administrative expense	$972	$—